Concentration and Risks - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Concentration Risk [Line Items]
Revenue	¥ 5,825,624	$ 892,816	¥ 4,647,513	¥ 2,561,229
Contract With Xiaomi | Viomi-branded Products
Concentration Risk [Line Items]
Revenue	¥ 326,114		¥ 250,593	¥ 136,520